UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2003
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
August 2, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 96
Form 13F Information Table Value Total: 1,277,442
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00207R101     8119 350850.000SH      SOLE                        350850.000
Abitibi-Consol                 COM              003924107     2271 280000.000SH      SOLE                        280000.000
Allstate Insurance Grp.        COM              020002101      324 7525.000 SH       SOLE                          7525.000
Altria Group Inc               COM              02209S103    32260 592803.000SH      SOLE                        592803.000
American Woodmark Corp         COM              030506109    20363 369893.413SH      SOLE                        369893.413
Anadarko Petroleum Corp.       COM              032511107    10333 202560.000SH      SOLE                        202560.000
Arkansas Best Corp             COM              040790107    24825 789082.000SH      SOLE                        789082.000
Atmel Corp                     COM              049513104     5015 834400.000SH      SOLE                        834400.000
Beazer Homes Inc.              COM              07556q105    30997 317400.769SH      SOLE                        317400.769
Berkshire Hathaway CL A        COM              084670108      337    4.000 SH       SOLE                             4.000
Black & Decker Corp            COM              091797100    26098 529150.000SH      SOLE                        529150.000
CAVCO INDS INC DEL COM         COM              149568107      847 35276.000SH       SOLE                         35276.000
Calpine Corp.                  COM              131347106    14806 3078186.000SH     SOLE                        3078186.000
Capital One Financial Corp.    COM              14040h105    44784 730690.000SH      SOLE                        730690.000
Cemex S A Ssponsor ADR New Rep COM              151290889    27107 1034626.424SH     SOLE                        1034626.424
Cendant                        COM              151313103    45456 2041135.000SH     SOLE                        2041135.000
Centex Corp                    COM              152312104    84704 786845.000SH      SOLE                        786845.000
Citigroup Inc.                 COM              172967101    43104 888016.030SH      SOLE                        888016.030
ConocoPhillips                 COM              20825C104     9996 152453.000SH      SOLE                        152453.000
Countrywide Financial Corp.    COM              222372104    60230 794063.776SH      SOLE                        794063.776
Cytyc Corp Com                 COM              232946103     1388 100300.000SH      SOLE                        100300.000
D&K Healthcare                 COM              232861104     7446 549100.000SH      SOLE                        549100.000
DEVON ENERGY CORP NEW COM      COM              25179M103    23723 414296.000SH      SOLE                        414296.000
Dynamic Oil & Gas Inc.         COM              267906105      759 156500.000SH      SOLE                        156500.000
Dynegy Inc.                    COM              26816Q101     2226 520000.000SH      SOLE                        520000.000
EResearch                      COM              29481V108     1968 77400.000SH       SOLE                         77400.000
El Paso Corporation            COM              28336l109     6606 806629.000SH      SOLE                        806629.000
EnPro Industries Inc.          COM              29355X107     1814 130000.000SH      SOLE                        130000.000
Ethan Allen Interiors Inc      COM              297602104     1256 30000.000SH       SOLE                         30000.000
Exelon Corp.                   COM              30161N101     6909 104110.000SH      SOLE                        104110.000
Exxon Mobil Corp.              COM              30231G102      295 7201.000 SH       SOLE                          7201.000
Fannie Mae                     COM              313586109    49945 665397.000SH      SOLE                        665397.000
Fidelity National Financial    COM              316326107    67211 1733143.000SH     SOLE                        1733143.000
Furniture Brands Intl. Inc.    COM              360921100      261 8900.000 SH       SOLE                          8900.000
Gabelli Asset Management       COM              36239Y102     4969 124860.000SH      SOLE                        124860.000
General Cable Corp             COM              369300108     1027 126000.000SH      SOLE                        126000.000
General Electric               COM              369604103      947 30554.000SH       SOLE                         30554.000
GlobalSantaFe Corp             COM              G3930E101      357 14360.000SH       SOLE                         14360.000
Goodrich Corp.                 COM              382388106    14983 504660.000SH      SOLE                        504660.000
Graco Inc.                     COM              384109104     6338 158061.000SH      SOLE                        158061.000
Harley Davidson Inc.           COM              412822108    10694 224996.000SH      SOLE                        224996.000
Houston Exploration            COM              442120101    11622 318230.000SH      SOLE                        318230.000
Intel Corp                     COM              458140100      893 27739.000SH       SOLE                         27739.000
International Business Machine COM              459200101    13986 150906.591SH      SOLE                        150906.591
JLG Industries Inc.            COM              466210101     2246 147461.801SH      SOLE                        147461.801
LEAR CORP COM                  COM              521865105    14323 233540.000SH      SOLE                        233540.000
LENNAR CORP CL A               COM              526057104      943 9820.000 SH       SOLE                          9820.000
Lamson & Sessions              COM              513696104     2758 478000.000SH      SOLE                        478000.000
MARSHALL EDWARDS INC COM       COM              572322303      589 50000.000SH       SOLE                         50000.000
Masco Corp                     COM              574599106     3635 132615.000SH      SOLE                        132615.000
Mastec Inc.                    COM              576323109    11050 746110.000SH      SOLE                        746110.000
Meritage Corp.                 COM              59001A102    36254 546730.000SH      SOLE                        546730.000
Merrill Lynch                  COM              590188108    15394 262470.000SH      SOLE                        262470.000
Metris Companies               COM              591598107     1110 250000.000SH      SOLE                        250000.000
Microsoft Corp                 COM              594918104      241 8746.000 SH       SOLE                          8746.000
Mohawk Industries, Inc.        COM              608190104    35912 509105.000SH      SOLE                        509105.000
Monaco Coach                   COM              60886R103     5163 216950.000SH      SOLE                        216950.000
Morgan Stanley                 COM              617446448     9791 169195.000SH      SOLE                        169195.000
NOVAGOLD RES INC COM NEW       COM              66987e206      920 184700.000SH      SOLE                        184700.000
NVR Inc.                       COM              62944t105    60515 129860.000SH      SOLE                        129860.000
Nabors Industries LTD New (Ber COM              G6359F103    23025 554830.000SH      SOLE                        554830.000
National RV Holdings           COM              637277104     2989 300436.000SH      SOLE                        300436.000
Novogen LTD                    COM              67010F103     2184 80000.000SH       SOLE                         80000.000
Orthodontic Centers of America COM              68750p103     7182 892150.000SH      SOLE                        892150.000
PNC Financial                  COM              693475105      514 9400.000 SH       SOLE                          9400.000
PPL CORP COM                   COM              69351T106    13125 300000.000SH      SOLE                        300000.000
Patterson Energy Inc.          COM              703481101    33498 1017240.000SH     SOLE                        1017240.000
Photon Dynamics Inc.           COM              719364101    11034 274200.000SH      SOLE                        274200.000
Polaris Industries, Inc.       COM              731068102    24877 280845.000SH      SOLE                        280845.000
Pulte Homes, Inc.              COM              745867101    15112 161415.000SH      SOLE                        161415.000
R G Barry Corp                 COM              068798107     1414 322200.000SH      SOLE                        322200.000
Readers Digest Assoc.          COM              755267101     3240 221000.000SH      SOLE                        221000.000
Rush Enterprises CLA           COM              781846209     2761 282005.000SH      SOLE                        282005.000
Rush Enterprises CLB           COM              781846308     2858 283005.000SH      SOLE                        283005.000
Salton                         COM              795757103     1670 128000.000SH      SOLE                        128000.000
Sovereign Bancorp Inc.         COM              845905108      713 30000.000SH       SOLE                         30000.000
Stanley Furniture Inc New      COM              854305208    13837 439285.000SH      SOLE                        439285.000
Superconductor Technologies In COM              867931107     2504 450420.000SH      SOLE                        450420.000
Superior Industries Intl Inc   COM              868168105    19459 447120.000SH      SOLE                        447120.000
Supervalu Inc.                 COM              868536103     5203 182000.000SH      SOLE                        182000.000
Telefonos De Mexico            COM              879403780      428 12960.000SH       SOLE                         12960.000
Tenet Healthcare Corp.         COM              88033G100     3229 201200.000SH      SOLE                        201200.000
Terex Corp Del                 COM              880779103     3701 129950.000SH      SOLE                        129950.000
Texas Industries Inc.          COM              882491103     8818 238325.451SH      SOLE                        238325.451
Thor Industries Inc.           COM              885160101    16130 286900.000SH      SOLE                        286900.000
Toll Brothers Inc.             COM              889478103     2716 68300.000SH       SOLE                         68300.000
Travelers Property Casualty CL COM              89420g109      333 19873.000SH       SOLE                         19873.000
Travelers Property Casualty CL COM              89420g406      693 40832.000SH       SOLE                         40832.000
Tyco International LTD         COM              902124106    42018 1585580.000SH     SOLE                        1585580.000
United Technologies Corp.      COM              913017109      205 2165.000 SH       SOLE                          2165.000
Washington Mutual Inc.         COM              939322103    23957 597122.000SH      SOLE                        597122.000
Whirlpool Corp                 COM              963320106    23789 327445.000SH      SOLE                        327445.000
Wilsons Leather                COM              972463103      171 49387.000SH       SOLE                         49387.000
Winnebago Inds. Inc.           COM              974637100    32785 476870.000SH      SOLE                        476870.000
MARSHALL EDWARDS INC WT EXP  1                  572322113      325    50000 SH       SOLE                             50000
Vanguard Health Care Fd Inv Sh MUT              921908307      502 4166.149 SH       SOLE                          4166.149